Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Net income	$ 18,870	$ 22,468	$ 4,531
Items that will not be reclassified to income statement
Translation adjustments	2,259	(2,174)	(9,160)
Retirement benefit obligations	269	475	(88)
Fair value adjustment to investment in equity securities		397	101
Total items that will not be reclassified to the income statement, net of tax	2,528	(1,302)	(9,147)
Items that may be reclassified to income statement
Translation adjustments	(1,306)	918	4,473
Net investment hedge	81	(118)	(578)
Cash flow hedge	19	3	(105)
Reclassification of cumulative translation adjustment to income statement	(4,830)	(4,749)	(135)
Total items that may be reclassified to the income statement, net of tax	(6,036)	(3,946)	3,655
Total comprehensive income (loss)	15,362	17,220	(961)
Comprehensive income (loss) attributable to noncontrolling interests	80	21	(318)
Comprehensive income (loss) attributable to Vale's shareholders	$ 15,282	$ 17,199	$ (643)